Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Revenues and NOI for each reportable segment
Revenues and NOI for each reportable segment for the years ended December 31, 2012, 2011 and 2010, were as follows (dollars in thousands):

	2012	2011	2010
Revenues
Large Market Same Store	$205,191	$192,858	$175,725
Secondary Market Same Store	165,867	160,274	152,194
Non-Same Store and Other	74,592	31,471	8,319
Total property revenues	445,650	384,603	336,238
Management fee income	899	1,017	680
Total operating revenues	$446,549	$385,620	$336,918

NOI
Large Market Same Store	$119,964	$110,154	$100,529
Secondary Market Same Store	96,480	91,844	86,879
Non-Same Store and Other	50,285	29,163	13,806
Total NOI	266,729	231,161	201,214
Discontinued operations NOI included above	(4,137)	(10,912)	(10,985)
Management fee income	899	1,017	680
Depreciation and amortization	(114,139)	(100,648)	(88,651)
Acquisition expense	(2,236)	(3,319)	(2,035)
Property management expense	(19,761)	(18,436)	(15,968)
General and administrative expense	(11,479)	(14,488)	(11,189)
Interest and other non-property income	318	689	789
Interest expense	(52,249)	(51,202)	(53,803)
Loss on debt extinguishment	(654)	(754)	—
Amortization of deferred financing costs	(3,097)	(2,598)	(2,300)
Net casualty (loss) gain and other settlement proceeds	(13)	(475)	48
Gain on sale of non-depreciable assets	45	1,084	—
Gain on properties contributed to joint ventures	—	—	752
Loss from real estate joint ventures	(223)	(593)	(1,149)
Discontinued operations	42,260	16,412	2,049
Net income attributable to noncontrolling interests	(3,525)	(421)	(473)
Net income attributable to Mid-America Apartments, L.P.	$98,738	$46,517	$18,979

Assets for each reportable segment
Assets for each reportable segment as of December 31, 2012 and 2011 were as follows (dollars in thousands):

	December 31, 2012	December 31, 2011
Assets
Large Market Same Store	$1,108,827	$1,140,317
Secondary Market Same Store	654,315	673,620
Non-Same Store and Other	728,209	407,629
Corporate assets	38,520	99,969
Total assets	$2,529,871	$2,321,535